Segmented Information (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Disclosure of operating segments [line items]
Revenue, continuing operations		$ 20,788	$ (13,534,298)
Net loss, continuing operations	(516,323)	(2,097,738)	(13,534,298)
Net income (loss), discontinued operations			2,711
Net loss	(516,323)	(2,097,738)	(13,531,587)
Total Assets	33,043	42,047
Total Liabilities	(832,631)	(529,823)
CANADA
Disclosure of operating segments [line items]
Revenue, continuing operations		20,788	(13,534,298)
Net loss, continuing operations	(516,323)	(2,097,738)
Net income (loss), discontinued operations			8,731
Net loss	(516,323)	(2,097,738)	(13,525,567)
Total Assets	33,043	42,047
Total Liabilities	(832,631)	(529,823)
UNITED STATES
Disclosure of operating segments [line items]
Revenue, continuing operations
Net loss, continuing operations
Net income (loss), discontinued operations			(6,020)
Net loss			$ (6,020)
Total Assets
Total Liabilities